ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable And Accrued Liabilities
Trade payables	$ 15,184	$ 90,195
Accrued liabilities	61,362	85,968
Accounts payable and accrued liabilities	$ 76,546	$ 176,163